Note FDIC loss share asset (Activity in the FDIC loss share indemnification asset) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Activity In The F D I C Loss Share Indemnification Asset [Abstract]
Beginning balance	$ 542,454	$ 909,414	$ 1,382,335
(Amortization) accretion of indemnification asset	(66,238)	(189,959)	(161,635)
Reversal of accelerated amortization	0	12,492	0
Credit impairment losses to be covered under loss sharing agreements	15,658	32,038	60,454
Reimbursable Expenses	73,205	58,117	50,985
Decrease due to reciprocal accounting on the discount accreation for loans and unfunded commitments accounted for under ASC Subtopic 310-20	0	0	(473)
FDIC Indemnification Asset Net Cash Payments Received	(247,976)	(256,498)	(396,223)
Other adjustments attributable to FDIC loss sharing agreements	(6,882)	(23,150)	(26,029)
Ending balance	$ 310,221	$ 542,454	$ 909,414